UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727

                              DOMINION FUNDS, INC.
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               (Exact name of registrant as specified in charter)

                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
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               (Address of principal executive offices) (Zip code)

                                  Paul Dietrich
                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: Three-month period ended March 31, 2006
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

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS                                    Ticker Symbol: DOIGX
The Shepherd Large Cap Growth Fund
March 31, 2006 (Unaudited)

                                                                                    % of
COMMON STOCK                        Shares      Market Value                      Net Assets
Basic Materials
   Northern Dynasty *                 37,500                   $    241,875                         3.25%

Capital goods
   Gardner Denver Inc. *               6,925                        451,510                         6.06%

Communications Services
   America Movil ADR *                12,605                        431,847                         5.79%

Conglomerate
   ITT Industries                      6,565                        369,084                         4.95%

Consumer Cyclical
   Johnson Controls                    5,070                        384,965                         5.17%

Energy
   Constelation Energy                 6,380         349,050                          4.68%
   Peabody Energy                      8,530         429,997                          5.77%
                                                ------------                  ------------
                                                                    779,047                        10.45%


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

Financial
   Affiliated Managers Group           3,175         338,487                          4.54%
   Hudson City Bank Corp              27,555         366,206                          4.91%
   Legg Mason, Inc.                    3,110         389,776                          5.23%
   Waterside Capital Co *              5,300          21,200                          0.28%
   Empire Financial Hld. *           200,000         660,000                          8.86%
                                                ------------                  ------------
                                                                  1,775,669                        23.83%

Healthcare
   Henry Schein *                      7,820                        374,265                         5.02%

Retail
   Brasil Dist Pao Acu                 5,040                        212,436                         2.85%

Services-Drugs
   CVS Corp.                          11,230                        335,440                         4.50%

Technology
   Nvidia, Corp. *                     9,425         539,676                          7.24%
   Saytam Computer                    13,090         572,819                          7.69%
   Wesco Intl *                        6,480         440,705                          5.91%
                                                ------------                  ------------
                                                                  1,553,200                        20.84%

Transportation
   Canadian National Railway           8,040                        364,051                         4.89%
                                                               ------------                 ------------

TOTAL COMMON STOCK          (Cost $5,815,668)                     7,273,389                        97.60%
SHORT-TERM
Southwest Securities        (Cost $  187,624)                       187,624                         2.52%
                                                               ------------                 ------------
TOTAL PORTFOLIO                                                   7,461,013                       100.12%
LIABILITIES, LESS OTHER ASSETS                                       (8,644)                       -0.12%
                                                               ------------                 ------------
TOTAL NET ASSETS                                               $  7,452,369                       100.00%
                                                               ============                 ============

  *Presently non-income producing.

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Cost and Unrealized Gain/Loss at March 31, 2006:
Identified cost for federal income tax purposes   $5,815,668
Gross unrealized appreciation from investments    $1,513,779
Gross unrealized depreciation from investments      ($56,058)
Net unrealized appreciation from investments      $1,457,721


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

Item 2. Controls and Procedures.

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
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(Registrant)

By:          /S/ Paul Dietrich
            ----------------------------------
            Paul Dietrich, president and principal executive officer

Date: May 30, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 30, 2006
      ------------

/S/ Paul Dietrich
-----------------
Paul Dietrich, principal executive officer and principal financial officer


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